UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

DWS Equity 500 Index VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Equity 500 Index VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.25%

Gross expense ratio as of the latest prospectus: 0.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	748,101,297
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	445,539

What did the Fund invest in?

Top Ten Holdings

Holdings	36.8% of Net Assets
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	4%
Utilities	2%
Materials	2%
Real Estate	2%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 vit-equ500-TSRS-A

 R-101839-1 (8/24)

DWS Equity 500 Index VIP

Class B

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Equity 500 Index VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$34	0.64%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	748,101,297
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	445,539

What did the Fund invest in?

Top Ten Holdings

Holdings	36.8% of Net Assets
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	4%
Utilities	2%
Materials	2%
Real Estate	2%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 vit-equ500-TSRS-B

 R-101839-1 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP

Contents
3	Investment Portfolio
11	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
22	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	DWS Equity 500 Index VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 9.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	115,572	2,208,581
Verizon Communications, Inc.	68,000	2,804,320
		5,012,901
Entertainment 1.2%
Electronic Arts, Inc.	3,909	544,641
Live Nation Entertainment, Inc.*	2,250	210,915
Netflix, Inc.*	6,962	4,698,515
Take-Two Interactive Software, Inc.*	2,595	403,496
Walt Disney Co.	29,464	2,925,481
Warner Bros Discovery, Inc.*	36,080	268,435
		9,051,483
Interactive Media & Services 6.7%
Alphabet, Inc. "A"	94,915	17,288,767
Alphabet, Inc. "C"	79,027	14,495,133
Match Group, Inc.*	4,485	136,254
Meta Platforms, Inc. "A"	35,423	17,860,985
		49,781,139
Media 0.5%
Charter Communications, Inc. "A"*	1,557	465,481
Comcast Corp. "A"	63,270	2,477,653
Fox Corp. "A"	3,867	132,909
Fox Corp. "B"	2,032	65,065
Interpublic Group of Companies, Inc.	6,016	175,005
News Corp. "A"	6,328	174,463
News Corp. "B"	1,647	46,758
Omnicom Group, Inc.	3,243	290,897
Paramount Global "B" (a)	7,575	78,704
		3,906,935
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	8,323	1,466,346
Consumer Discretionary 9.9%
Automobile Components 0.1%
Aptiv PLC*	4,303	303,017
BorgWarner, Inc.	3,773	121,642
		424,659
Automobiles 1.4%
Ford Motor Co.	62,792	787,412
General Motors Co.	18,577	863,088
Tesla, Inc.*	44,872	8,879,271
		10,529,771
Broadline Retail 3.9%
Amazon.com, Inc.*	148,043	28,609,310
	Shares	Value ($)
eBay, Inc.	8,109	435,615
Etsy, Inc.*	1,906	112,416
		29,157,341
Distributors 0.1%
Genuine Parts Co.	2,298	317,859
LKQ Corp.	4,365	181,540
Pool Corp.	611	187,779
		687,178
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. "A"*	7,171	1,087,339
Booking Holdings, Inc.	548	2,170,902
Caesars Entertainment, Inc.*	3,467	137,779
Carnival Corp.*	16,712	312,849
Chipotle Mexican Grill, Inc.*	22,250	1,393,962
Darden Restaurants, Inc.	1,975	298,857
Domino's Pizza, Inc.	571	294,824
Expedia Group, Inc.*	2,007	252,862
Hilton Worldwide Holdings, Inc.	4,024	878,037
Las Vegas Sands Corp.	5,737	253,862
Marriott International, Inc. "A"	3,869	935,408
McDonald's Corp.	11,619	2,960,986
MGM Resorts International*	3,979	176,827
Norwegian Cruise Line Holdings Ltd.*	6,910	129,839
Royal Caribbean Cruises Ltd.*	3,810	607,428
Starbucks Corp.	18,214	1,417,960
Wynn Resorts Ltd.	1,567	140,246
Yum! Brands, Inc.	4,582	606,932
		14,056,899
Household Durables 0.3%
D.R. Horton, Inc.	4,751	669,558
Garmin Ltd.	2,507	408,441
Lennar Corp. "A"	3,952	592,286
Mohawk Industries, Inc.*	892	101,322
NVR, Inc.*	50	379,428
PulteGroup, Inc.	3,428	377,423
		2,528,458
Leisure Products 0.0%
Hasbro, Inc.	2,215	129,578
Specialty Retail 1.8%
AutoZone, Inc.*	281	832,912
Bath & Body Works, Inc.	3,795	148,195
Best Buy Co., Inc.	3,124	263,322
CarMax, Inc.*	2,640	193,618
Home Depot, Inc.	15,997	5,506,807
Lowe's Companies, Inc.	9,269	2,043,444
O'Reilly Automotive, Inc.*	959	1,012,761
Ross Stores, Inc.	5,431	789,233
TJX Companies, Inc.	18,355	2,020,885
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 3

	Shares	Value ($)
Tractor Supply Co.	1,717	463,590
Ulta Beauty, Inc.*	794	306,381
		13,581,148
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*	416	402,667
Lululemon Athletica, Inc.*	1,861	555,881
NIKE, Inc. "B"	19,608	1,477,855
Ralph Lauren Corp.	622	108,887
Tapestry, Inc.	3,752	160,548
		2,705,838
Consumer Staples 5.7%
Beverages 1.3%
Brown-Forman Corp. "B"	2,870	123,955
Coca-Cola Co.	62,667	3,988,755
Constellation Brands, Inc. "A"	2,593	667,127
Keurig Dr Pepper, Inc.	17,032	568,869
Molson Coors Beverage Co. "B"	2,875	146,136
Monster Beverage Corp.*	11,873	593,056
PepsiCo, Inc.	22,207	3,662,601
		9,750,499
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	7,170	6,094,428
Dollar General Corp.	3,512	464,392
Dollar Tree, Inc.*	3,370	359,815
Kroger Co.	10,901	544,287
Sysco Corp.	8,079	576,760
Target Corp.	7,492	1,109,115
Walgreens Boots Alliance, Inc.	11,934	144,342
Walmart, Inc.	68,932	4,667,386
		13,960,525
Food Products 0.7%
Archer-Daniels-Midland Co.	7,938	479,852
Bunge Global SA	2,305	246,105
Campbell Soup Co.	3,031	136,971
Conagra Brands, Inc.	7,619	216,532
General Mills, Inc.	9,187	581,170
Hormel Foods Corp.	4,579	139,614
Kellanova	4,354	251,139
Kraft Heinz Co.	12,981	418,248
Lamb Weston Holdings, Inc.	2,407	202,380
McCormick & Co., Inc.	4,090	290,144
Mondelez International, Inc. "A"	21,689	1,419,328
The Hershey Co.	2,345	431,081
The J.M. Smucker Co.	1,756	191,474
Tyson Foods, Inc. "A"	4,628	264,444
		5,268,482
Household Products 1.2%
Church & Dwight Co., Inc.	3,982	412,854
Clorox Co.	2,031	277,170
Colgate-Palmolive Co.	13,225	1,283,354
	Shares	Value ($)
Kimberly-Clark Corp.	5,469	755,816
Procter & Gamble Co.	38,148	6,291,368
		9,020,562
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	3,805	404,852
Kenvue, Inc.	30,957	562,798
		967,650
Tobacco 0.5%
Altria Group, Inc.	27,676	1,260,642
Philip Morris International, Inc.	25,081	2,541,458
		3,802,100
Energy 3.6%
Energy Equipment & Services 0.3%
Baker Hughes Co.	16,226	570,668
Halliburton Co.	14,438	487,716
Schlumberger NV	23,136	1,091,557
		2,149,941
Oil, Gas & Consumable Fuels 3.3%
APA Corp.	5,912	174,049
Chevron Corp.	27,690	4,331,270
ConocoPhillips	18,855	2,156,635
Coterra Energy, Inc.	12,211	325,667
Devon Energy Corp.	10,098	478,645
Diamondback Energy, Inc.	2,902	580,952
EOG Resources, Inc.	9,251	1,164,423
EQT Corp.	7,093	262,299
Exxon Mobil Corp.	72,573	8,354,604
Hess Corp.	4,479	660,742
Kinder Morgan, Inc.	30,895	613,884
Marathon Oil Corp.	9,012	258,374
Marathon Petroleum Corp.	5,708	990,224
Occidental Petroleum Corp.	10,679	673,097
ONEOK, Inc.	9,517	776,111
Phillips 66	6,807	960,944
Targa Resources Corp.	3,529	454,465
Valero Energy Corp.	5,288	828,947
Williams Companies, Inc.	19,850	843,625
		24,888,957
Financials 12.3%
Banks 3.2%
Bank of America Corp.	109,884	4,370,087
Citigroup, Inc.	30,883	1,959,835
Citizens Financial Group, Inc.	7,140	257,254
Fifth Third Bancorp.	11,037	402,740
Huntington Bancshares, Inc.	23,751	313,038
JPMorgan Chase & Co.	46,444	9,393,764
KeyCorp.	14,986	212,951
M&T Bank Corp.	2,733	413,667
PNC Financial Services Group, Inc.	6,438	1,000,980
Regions Financial Corp.	14,828	297,153
The accompanying notes are an integral part of the financial statements.

4 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Truist Financial Corp.	21,423	832,284
U.S. Bancorp.	25,189	1,000,003
Wells Fargo & Co.	56,416	3,350,546
		23,804,302
Capital Markets 2.8%
Ameriprise Financial, Inc.	1,602	684,358
Bank of New York Mellon Corp.	12,021	719,938
BlackRock, Inc.	2,248	1,769,895
Blackstone, Inc.	11,595	1,435,461
Cboe Global Markets, Inc.	1,698	288,762
Charles Schwab Corp.	24,053	1,772,466
CME Group, Inc.	5,811	1,142,443
FactSet Research Systems, Inc.	623	254,352
Franklin Resources, Inc.	4,884	109,157
Intercontinental Exchange, Inc.	9,318	1,275,541
Invesco Ltd.	7,320	109,507
KKR & Co., Inc.	10,769	1,133,330
MarketAxess Holdings, Inc.	605	121,321
Moody's Corp.	2,527	1,063,690
Morgan Stanley	20,214	1,964,599
MSCI, Inc.	1,266	609,896
Nasdaq, Inc.	6,219	374,757
Northern Trust Corp.	3,234	271,591
Raymond James Financial, Inc.	3,066	378,988
S&P Global, Inc.	5,185	2,312,510
State Street Corp.	4,823	356,902
T. Rowe Price Group, Inc.	3,659	421,919
The Goldman Sachs Group, Inc.	5,216	2,359,301
		20,930,684
Consumer Finance 0.5%
American Express Co.	9,181	2,125,861
Capital One Financial Corp.	6,169	854,098
Discover Financial Services	4,014	525,071
Synchrony Financial	6,542	308,717
		3,813,747
Financial Services 3.8%
Berkshire Hathaway, Inc. "B"*	29,279	11,910,697
Corpay, Inc.*	1,121	298,646
Fidelity National Information Services, Inc.	8,953	674,698
Fiserv, Inc.*	9,435	1,406,192
Global Payments, Inc.	4,148	401,112
Jack Henry & Associates, Inc.	1,198	198,892
Mastercard, Inc. "A"	13,269	5,853,752
PayPal Holdings, Inc.*	16,807	975,310
Visa, Inc. "A"	25,447	6,679,074
		28,398,373
Insurance 2.0%
Aflac, Inc.	8,281	739,576
	Shares	Value ($)
Allstate Corp.	4,235	676,160
American International Group, Inc.	10,715	795,482
Aon PLC "A"	3,489	1,024,301
Arch Capital Group Ltd.*	6,025	607,862
Arthur J. Gallagher & Co.	3,537	917,179
Assurant, Inc.	874	145,302
Brown & Brown, Inc.	3,860	345,123
Chubb Ltd.	6,585	1,679,702
Cincinnati Financial Corp.	2,555	301,745
Everest Group Ltd.	712	271,286
Globe Life, Inc.	1,346	110,749
Hartford Financial Services Group, Inc.	4,814	484,000
Loews Corp.	2,900	216,746
Marsh & McLennan Companies, Inc.	7,981	1,681,756
MetLife, Inc.	9,724	682,528
Principal Financial Group, Inc.	3,540	277,713
Progressive Corp.	9,478	1,968,675
Prudential Financial, Inc.	5,775	676,772
Travelers Companies, Inc.	3,684	749,105
W.R. Berkley Corp.	3,336	262,143
Willis Towers Watson PLC	1,655	433,842
		15,047,747
Health Care 11.6%
Biotechnology 1.9%
AbbVie, Inc.	28,534	4,894,152
Amgen, Inc.	8,690	2,715,191
Biogen, Inc.*	2,378	551,268
Gilead Sciences, Inc.	20,090	1,378,375
Incyte Corp.*	2,570	155,793
Moderna, Inc.*	5,347	634,956
Regeneron Pharmaceuticals, Inc.*	1,715	1,802,516
Vertex Pharmaceuticals, Inc.*	4,179	1,958,781
		14,091,032
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	28,159	2,926,002
Align Technology, Inc.*	1,149	277,403
Baxter International, Inc.	8,025	268,436
Becton Dickinson & Co.	4,646	1,085,817
Boston Scientific Corp.*	23,837	1,835,687
Cooper Companies, Inc.	3,272	285,646
Dexcom, Inc.*	6,384	723,818
Edwards Lifesciences Corp.*	9,813	906,427
GE HealthCare Technologies, Inc.	6,931	540,064
Hologic, Inc.*	3,748	278,289
IDEXX Laboratories, Inc.*	1,328	647,002
Insulet Corp.*	1,138	229,648
Intuitive Surgical, Inc.*	5,716	2,542,763
Medtronic PLC	21,368	1,681,875
ResMed, Inc.	2,408	460,939
Solventum Corp.*	2,268	119,932
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 5

	Shares	Value ($)
STERIS PLC	1,617	354,996
Stryker Corp.	5,486	1,866,611
Teleflex, Inc.	725	152,489
Zimmer Biomet Holdings, Inc.	3,255	353,265
		17,537,109
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	3,993	392,592
Cencora, Inc.	2,701	608,535
Centene Corp.*	8,564	567,793
Cigna Group	4,595	1,518,969
CVS Health Corp.	20,311	1,199,568
DaVita, Inc.*	861	119,309
Elevance Health, Inc.	3,749	2,031,433
HCA Healthcare, Inc.	3,111	999,502
Henry Schein, Inc.*	2,112	135,379
Humana, Inc.	1,968	735,343
Labcorp Holdings, Inc.	1,369	278,605
McKesson Corp.	2,104	1,228,820
Molina Healthcare, Inc.*	936	278,273
Quest Diagnostics, Inc.	1,837	251,449
UnitedHealth Group, Inc.	14,873	7,574,224
Universal Health Services, Inc. "B"	946	174,944
		18,094,738
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	4,693	608,354
Bio-Rad Laboratories, Inc. "A"*	346	94,496
Bio-Techne Corp.	2,476	177,405
Charles River Laboratories International, Inc.*	851	175,800
Danaher Corp.	10,673	2,666,649
IQVIA Holdings, Inc.*	2,943	622,268
Mettler-Toledo International, Inc.*	346	483,566
Revvity, Inc.	2,061	216,116
Thermo Fisher Scientific, Inc.	6,157	3,404,821
Waters Corp.*	976	283,157
West Pharmaceutical Services, Inc.	1,186	390,657
		9,123,289
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	32,581	1,353,089
Catalent, Inc.*	2,960	166,441
Eli Lilly & Co.	12,898	11,677,591
Johnson & Johnson	38,928	5,689,716
Merck & Co., Inc.	40,881	5,061,068
Pfizer, Inc.	91,720	2,566,326
Viatris, Inc.	19,476	207,030
Zoetis, Inc.	7,390	1,281,130
		28,002,391
Industrials 8.1%
Aerospace & Defense 1.8%
Axon Enterprise, Inc.*	1,126	331,314
	Shares	Value ($)
Boeing Co.*	9,332	1,698,517
General Dynamics Corp.	3,673	1,065,684
General Electric Co.	17,730	2,818,538
Howmet Aerospace, Inc.	6,225	483,247
Huntington Ingalls Industries, Inc.	662	163,070
L3Harris Technologies, Inc.	3,041	682,948
Lockheed Martin Corp.	3,446	1,609,627
Northrop Grumman Corp.	2,245	978,708
RTX Corp.	21,445	2,152,864
Textron, Inc.	3,112	267,196
TransDigm Group, Inc.	907	1,158,792
		13,410,505
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	1,901	167,516
Expeditors International of Washington, Inc.	2,223	277,408
FedEx Corp.	3,646	1,093,217
United Parcel Service, Inc. "B"	11,740	1,606,619
		3,144,760
Building Products 0.5%
A.O. Smith Corp.	1,864	152,438
Allegion PLC	1,446	170,845
Builders FirstSource, Inc.*	1,926	266,578
Carrier Global Corp.	13,492	851,075
Johnson Controls International PLC	10,906	724,922
Masco Corp.	3,649	243,279
Trane Technologies PLC	3,657	1,202,897
		3,612,034
Commercial Services & Supplies 0.6%
Cintas Corp.	1,398	978,963
Copart, Inc.*	14,071	762,085
Republic Services, Inc.	3,275	636,464
Rollins, Inc.	4,453	217,262
Veralto Corp.	3,594	343,119
Waste Management, Inc.	5,872	1,252,733
		4,190,626
Construction & Engineering 0.1%
Quanta Services, Inc.	2,378	604,226
Electrical Equipment 0.7%
AMETEK, Inc.	3,778	629,830
Eaton Corp. PLC	6,449	2,022,084
Emerson Electric Co.	9,199	1,013,362
GE Vernova, Inc.*	4,401	754,816
Generac Holdings, Inc.*	1,020	134,864
Hubbell, Inc.	856	312,851
Rockwell Automation, Inc.	1,814	499,358
		5,367,165
Ground Transportation 1.0%
CSX Corp.	31,747	1,061,937
The accompanying notes are an integral part of the financial statements.

6 |	DWS Equity 500 Index VIP

	Shares	Value ($)
J.B. Hunt Transport Services, Inc.	1,341	214,560
Norfolk Southern Corp.	3,650	783,619
Old Dominion Freight Line, Inc.	2,866	506,136
Uber Technologies, Inc.*	33,736	2,451,932
Union Pacific Corp.	9,832	2,224,588
		7,242,772
Industrial Conglomerates 0.4%
3M Co.	8,931	912,659
Honeywell International, Inc.	10,501	2,242,383
		3,155,042
Machinery 1.6%
Caterpillar, Inc.	7,916	2,636,820
Cummins, Inc.	2,234	618,662
Deere & Co.	4,193	1,566,630
Dover Corp.	2,181	393,561
Fortive Corp.	5,785	428,668
IDEX Corp.	1,240	249,488
Illinois Tool Works, Inc.	4,360	1,033,146
Ingersoll Rand, Inc.	6,442	585,191
Nordson Corp.	890	206,427
Otis Worldwide Corp.	6,458	621,647
PACCAR, Inc.	8,457	870,563
Parker-Hannifin Corp.	2,079	1,051,579
Pentair PLC	2,619	200,799
Snap-on, Inc.	864	225,841
Stanley Black & Decker, Inc.	2,548	203,560
Westinghouse Air Brake Technologies Corp.	2,858	451,707
Xylem, Inc.	3,954	536,281
		11,880,570
Passenger Airlines 0.1%
American Airlines Group, Inc.*	10,491	118,863
Delta Air Lines, Inc.	10,289	488,110
Southwest Airlines Co.	9,545	273,083
United Airlines Holdings, Inc.*	5,323	259,017
		1,139,073
Professional Services 0.6%
Automatic Data Processing, Inc.	6,638	1,584,424
Broadridge Financial Solutions, Inc.	1,936	381,392
Dayforce, Inc.*	2,547	126,331
Equifax, Inc.	2,024	490,739
Jacobs Solutions, Inc.	2,061	287,942
Leidos Holdings, Inc.	2,147	313,205
Paychex, Inc.	5,184	614,615
Paycom Software, Inc.	770	110,141
Verisk Analytics, Inc.	2,315	624,008
		4,532,797
Trading Companies & Distributors 0.3%
Fastenal Co.	9,171	576,306
	Shares	Value ($)
United Rentals, Inc.	1,066	689,414
W.W. Grainger, Inc.	708	638,786
		1,904,506
Information Technology 32.1%
Communications Equipment 0.8%
Arista Networks, Inc.*	4,107	1,439,421
Cisco Systems, Inc.	65,325	3,103,591
F5, Inc.*	959	165,169
Juniper Networks, Inc.	5,244	191,196
Motorola Solutions, Inc.	2,694	1,040,019
		5,939,396
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	19,424	1,308,595
CDW Corp.	2,196	491,553
Corning, Inc.	12,584	488,888
Jabil, Inc.	1,937	210,726
Keysight Technologies, Inc.*	2,822	385,908
TE Connectivity Ltd.	4,900	737,107
Teledyne Technologies, Inc.*	774	300,297
Trimble, Inc.*	4,038	225,805
Zebra Technologies Corp. "A"*	814	251,469
		4,400,348
IT Services 1.0%
Accenture PLC "A"	10,182	3,089,321
Akamai Technologies, Inc.*	2,487	224,029
Cognizant Technology Solutions Corp. "A"	8,007	544,476
EPAM Systems, Inc.*	959	180,397
Gartner, Inc.*	1,246	559,529
GoDaddy, Inc. "A"*	2,271	317,281
International Business Machines Corp.	14,871	2,571,939
VeriSign, Inc.*	1,396	248,209
		7,735,181
Semiconductors & Semiconductor Equipment 11.9%
Advanced Micro Devices, Inc.*	26,112	4,235,628
Analog Devices, Inc.	8,006	1,827,450
Applied Materials, Inc.	13,449	3,173,830
Broadcom, Inc.	7,040	11,302,931
Enphase Energy, Inc.*	2,241	223,450
First Solar, Inc.*	1,722	388,242
Intel Corp.	68,789	2,130,395
KLA Corp.	2,182	1,799,081
Lam Research Corp.	2,115	2,252,158
Microchip Technology, Inc.	8,770	802,455
Micron Technology, Inc.	17,938	2,359,385
Monolithic Power Systems, Inc.	791	649,949
NVIDIA Corp.	397,576	49,116,539
NXP Semiconductors NV	4,108	1,105,422
ON Semiconductor Corp.*	6,979	478,410
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
Qorvo, Inc.*	1,521	176,497
QUALCOMM, Inc.	18,040	3,593,207
Skyworks Solutions, Inc.	2,587	275,722
Teradyne, Inc.	2,569	380,957
Texas Instruments, Inc.	14,712	2,861,925
		89,133,633
Software 10.9%
Adobe, Inc.*	7,230	4,016,554
ANSYS, Inc.*	1,426	458,459
Autodesk, Inc.*	3,487	862,858
Cadence Design Systems, Inc.*	4,377	1,347,022
Crowdstrike Holdings, Inc. "A"*	3,720	1,425,467
Fair Isaac Corp.*	394	586,532
Fortinet, Inc.*	10,264	618,611
Gen Digital, Inc.	9,046	225,969
Intuit, Inc.	4,516	2,967,960
Microsoft Corp.	120,123	53,688,975
Oracle Corp.	25,779	3,639,995
Palo Alto Networks, Inc.*	5,214	1,767,598
PTC, Inc.*	1,933	351,168
Roper Technologies, Inc.	1,732	976,259
Salesforce, Inc.	15,706	4,038,013
ServiceNow, Inc.*	3,306	2,600,731
Synopsys, Inc.*	2,475	1,472,774
Tyler Technologies, Inc.*	691	347,421
		81,392,366
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	232,970	49,068,142
Hewlett Packard Enterprise Co.	20,820	440,759
HP, Inc.	13,768	482,155
NetApp, Inc.	3,335	429,548
Seagate Technology Holdings PLC	3,190	329,431
Super Micro Computer, Inc.*	813	666,132
Western Digital Corp.*	5,312	402,490
		51,818,657
Materials 2.1%
Chemicals 1.4%
Air Products & Chemicals, Inc.	3,601	929,238
Albemarle Corp.	1,947	185,977
Celanese Corp.	1,660	223,917
CF Industries Holdings, Inc.	3,048	225,918
Corteva, Inc.	11,374	613,513
Dow, Inc.	11,234	595,964
DuPont de Nemours, Inc.	6,696	538,961
Eastman Chemical Co.	1,911	187,221
Ecolab, Inc.	4,107	977,466
FMC Corp.	2,092	120,395
International Flavors & Fragrances, Inc.	4,105	390,837
	Shares	Value ($)
Linde PLC	7,753	3,402,094
LyondellBasell Industries NV "A"	4,167	398,615
PPG Industries, Inc.	3,846	484,173
Sherwin-Williams Co.	3,752	1,119,709
The Mosaic Co.	5,123	148,055
		10,542,053
Construction Materials 0.1%
Martin Marietta Materials, Inc.	988	535,298
Vulcan Materials Co.	2,122	527,699
		1,062,997
Containers & Packaging 0.2%
Amcor PLC	23,707	231,855
Avery Dennison Corp.	1,316	287,744
Ball Corp.	4,904	294,338
International Paper Co.	5,647	243,668
Packaging Corp. of America	1,468	267,998
Westrock Co.	4,186	210,388
		1,535,991
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	23,064	1,120,910
Newmont Corp.	18,704	783,137
Nucor Corp.	3,868	611,453
Steel Dynamics, Inc.	2,363	306,009
		2,821,509
Real Estate 2.1%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,540	297,104
Healthpeak Properties, Inc.	11,575	226,870
Ventas, Inc.	6,395	327,808
Welltower, Inc.	9,617	1,002,572
		1,854,354
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	11,505	206,860
Industrial REITs 0.2%
Prologis, Inc.	14,981	1,682,516
Office REITs 0.0%
Boston Properties, Inc.	2,371	145,959
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	4,792	427,015
CoStar Group, Inc.*	6,560	486,358
		913,373
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,324	480,812
Camden Property Trust	1,675	182,759
Equity Residential	5,661	392,534
Essex Property Trust, Inc.	1,049	285,538
Invitation Homes, Inc.	9,425	338,263
The accompanying notes are an integral part of the financial statements.

8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Mid-America Apartment Communities, Inc.	1,887	269,105
UDR, Inc.	5,079	209,001
		2,158,012
Retail REITs 0.3%
Federal Realty Investment Trust	1,234	124,597
Kimco Realty Corp.	10,695	208,125
Realty Income Corp.	13,934	735,994
Regency Centers Corp.	2,649	164,768
Simon Property Group, Inc.	5,259	798,316
		2,031,800
Specialized REITs 0.9%
American Tower Corp.	7,511	1,459,988
Crown Castle, Inc.	7,098	693,475
Digital Realty Trust, Inc.	5,221	793,853
Equinix, Inc.	1,531	1,158,355
Extra Space Storage, Inc.	3,458	537,408
Iron Mountain, Inc.	4,675	418,973
Public Storage	2,533	728,617
SBA Communications Corp.	1,766	346,666
VICI Properties, Inc.	16,604	475,538
Weyerhaeuser Co.	11,997	340,595
		6,953,468
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	4,031	205,178
American Electric Power Co., Inc.	8,468	742,982
Constellation Energy Corp.	5,097	1,020,776
Duke Energy Corp.	12,485	1,251,372
Edison International	6,294	451,972
Entergy Corp.	3,479	372,253
Evergy, Inc.	3,763	199,326
Eversource Energy	5,642	319,958
Exelon Corp.	15,969	552,687
FirstEnergy Corp.	8,465	323,956
NextEra Energy, Inc.	33,169	2,348,697
NRG Energy, Inc.	3,442	267,994
PG&E Corp.	34,955	610,314
Pinnacle West Capital Corp.	1,818	138,859
PPL Corp.	12,086	334,178
Southern Co.	17,667	1,370,429
Xcel Energy, Inc.	8,878	474,174
		10,985,105
Gas Utilities 0.0%
Atmos Energy Corp.	2,409	281,010
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	11,447	201,124
Vistra Corp.	5,260	452,255
		653,379
	Shares	Value ($)
Multi-Utilities 0.6%
Ameren Corp.	4,258	302,786
CenterPoint Energy, Inc.	10,279	318,443
CMS Energy Corp.	4,783	284,732
Consolidated Edison, Inc.	5,572	498,248
Dominion Energy, Inc.	13,479	660,471
DTE Energy Co.	3,363	373,327
NiSource, Inc.	7,421	213,799
Public Service Enterprise Group, Inc.	8,013	590,558
Sempra	10,281	781,973
WEC Energy Group, Inc.	5,119	401,637
		4,425,974
Water Utilities 0.0%
American Water Works Co., Inc.	3,162	408,404
Total Common Stocks (Cost $235,204,458)		740,938,223

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.167% (b), 10/3/2024 (c) (Cost $325,544)	330,000	325,541

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e) (Cost $71,579)	71,579	71,579
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $7,159,412)	7,159,412	7,159,412

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $242,760,993)	100.1	748,494,755
Other Assets and Liabilities, Net	(0.1)	(393,458)
Net Assets	100.0	748,101,297
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 9

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e)
—	71,579 (f)	—	—	—	72	—	71,579	71,579
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.36% (d)
1,372,198	65,615,908	59,828,694	—	—	166,252	—	7,159,412	7,159,412
1,372,198	65,687,487	59,828,694	—	—	166,324	—	7,230,991	7,230,991

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $70,829, which is 0.01% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At June 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/20/2024	27	7,451,750	7,454,025	2,275
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$740,938,223	$—	$—	$740,938,223
Government & Agency Obligations	—	325,541	—	325,541
Short-Term Investments (a)	7,230,991	—	—	7,230,991
Derivatives (b)
Futures Contracts	2,275	—	—	2,275
Total	$748,171,489	$325,541	$—	$748,497,030

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

10 |	DWS Equity 500 Index VIP

Statement of
Assets and Liabilities
Statement of Operations
as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $235,530,002) — including $70,829 of securities loaned	$741,263,764
Investment in DWS Government & Agency Securities Portfolio (cost $71,579)*	71,579
Investment in DWS Central Cash Management Government Fund (cost $7,159,412)	7,159,412
Cash	8,332
Receivable for investments sold	83,149
Receivable for Fund shares sold	12,004
Dividends receivable	379,896
Affiliated securities lending income receivable	4
Other assets	8,495
Total assets	748,986,635
Liabilities
Payable upon return of securities loaned	71,579
Payable for Fund shares redeemed	548,756
Payable for variation margin on futures contracts	33,028
Accrued management fee	75,554
Accrued Trustees' fees	2,540
Other accrued expenses and payables	153,881
Total liabilities	885,338
Net assets, at value	$748,101,297
Net Assets Consist of
Distributable earnings (loss)	536,287,855
Paid-in capital	211,813,442
Net assets, at value	$748,101,297
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($684,681,835 ÷ 23,826,097 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$28.74
Class B
Net Asset Value, offering and redemption price per share ($63,419,462 ÷ 2,202,089 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$28.80

*	Represents collateral on securities loaned.
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,278)	$4,985,132
Interest	8,055
Income distributions — DWS Central Cash Management Government Fund	166,252
Affiliated securities lending income	72
Total income	5,159,511
Expenses:
Management fee	530,841
Administration fee	343,277
Services to shareholders	790
Record keeping fee (Class B and Class B-2)	40,041 *
Distribution service fees (Class B and Class B-2)	74,454 *
Custodian fee	7,014
Professional fees	34,556
Reports to shareholders	17,905
Trustees' fees and expenses	16,138
Other	22,613
Total expenses before expense reductions	1,087,629
Expense reductions	(85,588)
Total expenses after expense reductions	1,002,041
Net investment income	4,157,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	33,123,660
Futures	767,076
33,890,736
Change in net unrealized appreciation (depreciation) on:
Investments	61,991,288
Futures	(32,280)
61,959,008
Net gain (loss)	95,849,744
Net increase (decrease) in net assets resulting from operations	$100,007,214

*	For Class B2, for the period from January 1, 2024 to June 17, 2024 (Class B2 liquidation date).
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 11

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$4,157,470	$8,752,991
Net realized gain (loss)	33,890,736	43,204,781
Change in net unrealized appreciation (depreciation)	61,959,008	96,365,723
Net increase (decrease) in net assets resulting from operations	100,007,214	148,323,495
Distributions to shareholders:
Class A	(47,434,055)	(38,664,426)
Class B	(4,079,960)	(2,971,027)
Class B2	(196,986)	(159,941)
Total distributions	(51,711,001)	(41,795,394)
Fund share transactions:
Class A
Proceeds from shares sold	24,317,873	16,384,851
Reinvestment of distributions	47,434,055	38,664,426
Payments for shares redeemed	(62,259,619)	(65,675,847)
Net increase (decrease) in net assets from Class A share transactions	9,492,309	(10,626,570)
Class B
Proceeds from shares sold	6,775,022	8,216,828
Reinvestment of distributions	4,079,960	2,971,027
Payments for shares redeemed	(5,163,666)	(8,750,665)
Net increase (decrease) in net assets from Class B share transactions	5,691,316	2,437,190
Class B2
Proceeds from shares sold	67,215	178,171
Reinvestment of distributions	196,986	159,941
Payments for shares redeemed	(2,934,621)	(14,172,703)
Net increase (decrease) in net assets from Class B2 share transactions	(2,670,420)	(13,834,591)
Increase (decrease) in net assets	60,809,418	84,504,130
Net assets at beginning of period	687,291,879	602,787,749
Net assets at end of period	$748,101,297	$687,291,879
The accompanying notes are an integral part of the financial statements.

12 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Other Information	(Unaudited)	2023
Class A
Shares outstanding at beginning of period	23,392,422	23,699,901
Shares sold	855,214	672,746
Shares issued to shareholders in reinvestment of distributions	1,789,964	1,695,808
Shares redeemed	(2,211,503)	(2,676,033)
Net increase (decrease) in Class A shares	433,675	(307,479)
Shares outstanding at end of period	23,826,097	23,392,422
Class B
Shares outstanding at beginning of period	1,993,838	1,885,936
Shares sold	238,559	332,925
Shares issued to shareholders in reinvestment of distributions	153,497	129,966
Shares redeemed	(183,805)	(354,989)
Net increase (decrease) in Class B shares	208,251	107,902
Shares outstanding at end of period	2,202,089	1,993,838
Class B2
Shares outstanding at beginning of period	99,104	655,653
Shares sold	2,350	7,147
Shares issued to shareholders in reinvestment of distributions	7,400	6,988
Shares redeemed	(108,854)	(570,684)
Net increase (decrease) in Class B2 shares	(99,104)	(556,549)
Shares outstanding at end of period	—	99,104

*	Includes Class B2 for the period from January 1, 2024 to June 17, 2024 (Class B2 liquidation date).
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 13

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$26.97	$22.97	$30.22	$24.97	$23.14	$18.90
Income (loss) from investment operations:
Net investment income[a]	.17	.34	.33	.31	.34	.35
Net realized and unrealized gain (loss)	3.73	5.33	(5.75)	6.55	3.23	5.37
Total from investment operations	3.90	5.67	(5.42)	6.86	3.57	5.72
Less distributions from:
Net investment income	(.37 )	(.35 )	(.32 )	(.41 )	(.39 )	(.43 )
Net realized gains	(1.76)	(1.32)	(1.51)	(1.20)	(1.35)	(1.05)
Total distributions	(2.13)	(1.67)	(1.83)	(1.61)	(1.74)	(1.48)
Net asset value, end of period	$28.74	$26.97	$22.97	$30.22	$24.97	$23.14
Total Return (%)[b]	15.13 *	26.00	(18.34)	28.40	18.10	31.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	685	631	544	719	607	561
Ratio of expenses before expense reductions (%)[c]	.27 **	.27	.32	.32	.33	.35
Ratio of expenses after expense reductions (%)[c]	.25 **	.26	.26	.26	.26	.27
Ratio of net investment income (%)	1.21 **	1.40	1.33	1.14	1.56	1.68
Portfolio turnover rate (%)	1 *	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

14 |	DWS Equity 500 Index VIP

DWS Equity 500 Index VIP — Class B
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$26.97	$22.97	$30.20	$24.95	$23.12	$18.89
Income (loss) from investment operations:
Net investment income[a]	.12	.25	.24	.21	.26	.28
Net realized and unrealized gain (loss)	3.73	5.32	(5.74)	6.54	3.23	5.35
Total from investment operations	3.85	5.57	(5.50)	6.75	3.49	5.63
Less distributions from:
Net investment income	(.26 )	(.25 )	(.22 )	(.30 )	(.31 )	(.35 )
Net realized gains	(1.76)	(1.32)	(1.51)	(1.20)	(1.35)	(1.05)
Total distributions	(2.02)	(1.57)	(1.73)	(1.50)	(1.66)	(1.40)
Net asset value, end of period	$28.80	$26.97	$22.97	$30.20	$24.95	$23.12
Total Return (%)[b]	14.91 *	25.49	(18.62)	27.91	17.63	30.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63	54	43	55	42	33
Ratio of expenses before expense reductions (%)[c]	.66 **	.66	.71	.71	.71	.72
Ratio of expenses after expense reductions (%)[c]	.64 **	.64	.64	.64	.64	.65
Ratio of net investment income (%)	.82 **	1.01	.95	.76	1.17	1.31
Portfolio turnover rate (%)	1 *	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 15

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. Prior to June 17, 2024, the Fund offered three classes of shares (Class A shares, Class B shares and Class B2 shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B2 shares, effective June 17, 2024. Class B shares, which continue to be offered by the Fund, are, and Class B2 shares were, subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of each of the Fund’s Class B and Class B2 shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

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Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $250,054,646. The net unrealized appreciation for all investments based on tax cost was $498,440,109. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $517,870,704 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $19,430,595.

DWS Equity 500 Index VIP	| 17

The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2024, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures

18 |	DWS Equity 500 Index VIP

contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2024, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,687,000 to $14,598,000.
The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$2,275
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$767,076
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(32,280)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $7,051,061 and $47,145,058, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.150%
Next $1 billion of such net assets	.125%
Over $2 billion of such net assets	.100%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.

DWS Equity 500 Index VIP	| 19

For the period from January 1, 2024 through April 30, 2025 (through June 17, 2024 (Class B2 liquidation date) for Class B2 shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.25%
Class B	.64%
Class B2	.64%
For the six months ended June 30, 2024 (through June 17, 2024 (Class B2 liquidation date) for Class B2 shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$78,463
Class B	6,958
Class B2	167
$85,588
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $343,277, of which $59,068 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B and B2 shares. For the (through June 17, 2024 (Class B2 liquidation date) for Class B2 shares), the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2024
Class B	$72,173	$12,812
Class B2	2,281	—
	$74,454	$12,812
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through June 17, 2024 (Class B2 liquidation date) for Class B2 shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$339	$109
Class B	70	22
Class B2	17	—
	$426	$131
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $2,184, of which $633 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are

20 |	DWS Equity 500 Index VIP

managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $6.
E.
Ownership of the Fund
At June 30, 2024, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 49% and 16%, respectively. One participating insurance company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 90%.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

DWS Equity 500 Index VIP	| 21

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

22 |	DWS Equity 500 Index VIP

for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing

DWS Equity 500 Index VIP	| 23

broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

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(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/15/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/15/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/15/2024